Investments	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Investments	Investments
Total investments at December 31, 2022 and 2021 were as follows:

	2022			2021
In millions	Current	Long-term	Total	Current	Long-term	Total
Debt securities available for sale	$2,718	$17,562	$20,280	$3,009	$20,231	$23,240
Mortgage loans	55	989	1,044	58	844	902
Other investments	5	2,562	2,567	50	1,950	2,000
Total investments (1)	$2,778	$21,113	$23,891	$3,117	$23,025	$26,142
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(1)Includes long-term investments of $17 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

At December 31, 2022 and 2021, the Company held investments of $331 million and $450 million, respectively, related to the 2012 conversion of an existing group annuity contract from a participating to a non-participating contract. These investments are included in the total investments of large case pensions supporting non-experience-rated products. Although these investments are not accounted for as Separate Accounts assets, they are legally segregated and are not subject to claims that arise out of the Company’s business and only support future policy benefits obligations under that group annuity contract.

Debt Securities

Debt securities available for sale at December 31, 2022 and 2021 were as follows:

In millions	Gross Amortized Cost	Allowance for Credit Losses	Net Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2022
Debt securities:
U.S. government securities	$2,074	$—	$2,074	$—	$(182)	$1,892
States, municipalities and political subdivisions	2,393	—	2,393	8	(129)	2,272
U.S. corporate securities	9,838	(3)	9,835	26	(903)	8,958
Foreign securities	2,780	(1)	2,779	15	(244)	2,550
Residential mortgage-backed securities	845	—	845	1	(89)	757
Commercial mortgage-backed securities	1,172	—	1,172	1	(155)	1,018
Other asset-backed securities	2,940	—	2,940	6	(136)	2,810
Redeemable preferred securities	25	—	25	—	(2)	23
Total debt securities (1)	$22,067	$(4)	$22,063	$57	$(1,840)	$20,280

December 31, 2021
Debt securities:
U.S. government securities	$2,349	$—	$2,349	$70	$(3)	$2,416
States, municipalities and political subdivisions	2,947	—	2,947	148	(4)	3,091
U.S. corporate securities	9,093	—	9,093	682	(40)	9,735
Foreign securities	2,821	—	2,821	196	(24)	2,993
Residential mortgage-backed securities	870	—	870	15	(10)	875
Commercial mortgage-backed securities	1,278	—	1,278	44	(12)	1,310
Other asset-backed securities	2,791	—	2,791	14	(13)	2,792
Redeemable preferred securities	25	—	25	3	—	28
Total debt securities (1)	$22,174	$—	$22,174	$1,172	$(106)	$23,240
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(1)Investment risks associated with the Company’s experience-rated products generally do not impact the Company’s consolidated operating results. At December 31, 2022, debt securities with a fair value of $609 million, gross unrealized capital gains of $3 million and gross unrealized capital losses of
$59 million, and at December 31, 2021, debt securities with a fair value of $864 million, gross unrealized capital gains of $94 million and gross unrealized capital losses of $2 million were included in total debt securities, but support experience-rated products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income (loss).

The amortized cost and fair value of debt securities at December 31, 2022 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid, or the Company intends to sell a security prior to maturity.

In millions	Amortized Cost	Fair Value
Due to mature:
Less than one year	$1,315	$1,305
One year through five years	6,596	6,206
After five years through ten years	4,899	4,401
Greater than ten years	4,296	3,783
Residential mortgage-backed securities	845	757
Commercial mortgage-backed securities	1,172	1,018
Other asset-backed securities	2,940	2,810
Total	$22,063	$20,280

Mortgage-Backed and Other Asset-Backed Securities
All of the Company’s residential mortgage-backed securities at December 31, 2022 were issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and carry agency guarantees and explicit or implicit guarantees by the U.S. Government. At December 31, 2022, the Company’s residential mortgage-backed securities had an average credit quality rating of AAA and a weighted average duration of 5.7 years.

The Company’s commercial mortgage-backed securities have underlying loans that are dispersed throughout the United States. Significant market observable inputs used to value these securities include loss severity and probability of default. At December 31, 2022, these securities had an average credit quality rating of AAA and a weighted average duration of 5.6 years.

The Company’s other asset-backed securities have a variety of underlying collateral (e.g., automobile loans, credit card receivables, home equity loans and commercial loans). Significant market observable inputs used to value these securities include the unemployment rate, loss severity and probability of default. At December 31, 2022, these securities had an average credit quality rating of AA and a weighted average duration of 1.0 year.
Summarized below are the debt securities the Company held at December 31, 2022 and 2021 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months			Greater than 12 months			Total
In millions, except number of securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
December 31, 2022
Debt securities:
U.S. government securities	519	$1,620	$164	35	$191	$18	554	$1,811	$182
States, municipalities and political subdivisions	859	1,370	95	196	322	34	1,055	1,692	129
U.S. corporate securities	5,193	6,537	622	1,479	1,822	281	6,672	8,359	903
Foreign securities	1,168	1,715	147	403	592	97	1,571	2,307	244
Residential mortgage-backed securities	452	464	39	91	257	50	543	721	89
Commercial mortgage-backed securities	288	611	69	187	381	86	475	992	155
Other asset-backed securities	1,008	1,893	88	391	694	48	1,399	2,587	136
Redeemable preferred securities	13	18	2	2	5	—	15	23	2
Total debt securities	9,500	$14,228	$1,226	2,784	$4,264	$614	12,284	$18,492	$1,840

December 31, 2021
Debt securities:
U.S. government securities	43	$242	$2	10	$40	$1	53	$282	$3
States, municipalities and political subdivisions	233	428	3	13	33	1	246	461	4
U.S. corporate securities	1,610	2,296	31	165	238	9	1,775	2,534	40
Foreign securities	449	747	20	57	91	4	506	838	24
Residential mortgage-backed securities	165	593	9	10	36	1	175	629	10
Commercial mortgage-backed securities	188	462	7	35	112	5	223	574	12
Other asset-backed securities	1,011	2,030	12	26	31	1	1,037	2,061	13
Redeemable preferred securities	1	2	—	1	3	—	2	5	—
Total debt securities	3,700	$6,800	$84	317	$584	$22	4,017	$7,384	$106

The Company reviewed the securities in the table above and concluded that they are performing assets generating investment income to support the needs of the Company’s business. In performing this review, the Company considered factors such as the quality of the investment security based on research performed by the Company’s internal credit analysts and external rating agencies and the prospects of realizing the carrying value of the security based on the investment’s current prospects for recovery. Unrealized capital losses at December 31, 2022 were generally caused by interest rate increases and not by unfavorable changes in the credit quality associated with these securities. As of December 31, 2022, the Company did not intend to sell these securities, and did not believe it was more likely than not that it would be required to sell these securities prior to the anticipated recovery of their amortized cost basis.
The maturity dates for debt securities in an unrealized capital loss position at December 31, 2022 were as follows:

	Supporting experience- rated products		Supporting remaining products		Total
In millions	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$33	$—	$1,161	$14	$1,194	$14
One year through five years	126	5	5,583	398	5,709	403
After five years through ten years	142	17	3,787	494	3,929	511
Greater than ten years	207	31	3,153	501	3,360	532
Residential mortgage-backed securities	11	1	710	88	721	89
Commercial mortgage-backed securities	32	3	960	152	992	155
Other asset-backed securities	17	2	2,570	134	2,587	136
Total	$568	$59	$17,924	$1,781	$18,492	$1,840

Mortgage Loans

The Company’s mortgage loans are collateralized by commercial real estate. During the years ended December 31, 2022 and 2021, the Company had the following activity in its mortgage loan portfolio:

In millions	2022	2021
New mortgage loans	$356	$262
Mortgage loans fully repaid	178	373
Mortgage loans foreclosed	—	—

The Company assesses mortgage loans on a regular basis for credit impairments, and assigns a credit quality indicator to each loan. The Company’s credit quality indicator is internally developed and categorizes each loan in its portfolio on a scale from 1 to 7. These indicators are based upon several factors, including current loan-to-value ratios, current and future property cash flow, property condition, market trends, creditworthiness of the borrower and deal structure.

•Category 1 - Represents loans of superior quality.
•Categories 2 to 4 - Represent loans where credit risk is minimal to acceptable; however, these loans may display some susceptibility to economic changes.
•Categories 5 and 6 - Represent loans where credit risk is not substantial, but these loans warrant management’s close attention.
•Category 7 - Represents loans where collections are potentially at risk; if necessary, an impairment is recorded.
Based upon the Company’s assessments at December 31, 2022 and 2021, the amortized cost basis of the Company’s mortgage loans within each credit quality indicator by year of origination was as follows:

	Amortized Cost Basis by Year of Origination
In millions, except credit quality indicator	2022	2021	2020	2019	2018	Prior	Total
December 31, 2022
1	$—	$—	$—	$—	$—	$15	$15
2 to 4	326	247	36	11	52	350	1,022
5 and 6	—	—	—	—	3	4	7
7	—	—	—	—	—	—	—
Total	$326	$247	$36	$11	$55	$369	$1,044

December 31, 2021
1		$—	$—	$—	$—	$28	$28
2 to 4		255	48	40	72	446	861
5 and 6		—	—	—	3	10	13
7		—	—	—	—	—	—
Total		$255	$48	$40	$75	$484	$902

At December 31, 2022 scheduled mortgage loan principal repayments were as follows:

In millions
2023	$55
2024	152
2025	90
2026	168
2027	203
Thereafter	376
Total	$1,044

Net Investment Income

Sources of net investment income for the years ended December 31, 2022, 2021 and 2020 were as follows:

In millions	2022	2021	2020
Debt securities	$702	$634	$598
Mortgage loans	51	55	60
Other investments	448	381	123
Gross investment income	1,201	1,070	781
Investment expenses	(43)	(47)	(35)
Net investment income (excluding net realized capital gains or losses)	1,158	1,023	746
Net realized capital gains (losses) (1)	(320)	176	52
Net investment income (2)	$838	$1,199	$798
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(1)Net realized capital losses include credit-related losses on debt securities of $13 million and yield-related impairment losses on debt securities of $143 million in the year ended December 31, 2022. Net realized capital gains are net of yield-related impairment losses on debt securities of $42 million and $49 million for the years ended December 31, 2021 and 2020, respectively. There were no credit-related losses on debt securities in the years ended December 31, 2021 and 2020.
(2)Net investment income includes $35 million, $38 million and $42 million for the years ended December 31, 2022, 2021 and 2020, respectively, related to investments supporting experience-rated products.
Capital gains and losses recognized during the year ended December 31, 2022 related to investments in equity securities held as of December 31, 2022 were not material.

Excluding amounts related to experience-rated products, proceeds from the sale of available-for-sale debt securities and the related gross realized capital gains and losses in the years ended December 31, 2022, 2021 and 2020 were as follows:

In millions	2022	2021	2020
Proceeds from sales	$4,243	$3,572	$3,913
Gross realized capital gains	24	72	80
Gross realized capital losses	177	14	62